Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (28,515,000)	$ (818,000)	$ (17,447,705)	$ (2,746,021)
Denominator:
Weighted-average common shares outstanding, Basic and diluted (in shares)	80,729.00	32,858.00	9,716,768	9,507,926
Net loss per common share, Basic and diluted (in dollars per share)	$ (0.35)	$ (0.02)	$ (1.80)	$ (0.29)